LEASES - Right-of-use assets (Details)	Dec. 31, 2022 USD ($)
LEASES
Total	$ 5,592,095
Less accumulated amortization	(1,941,644)
Right-of-use assets for finance leases	$ 3,650,451
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total right-of-use assets
Right-of-use assets for operating leases	$ 5,632,771
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total right-of-use assets
Total right-of-use assets	$ 9,283,222
Manufacturing equipment
LEASES
Total	4,673,618
Computers and software
LEASES
Total	700,234
Leasehold Improvements
LEASES
Total	$ 218,244